CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents	$ 134,784	$ 197,032	$ 153,093
Short-term restricted cash	3,289	12,985	22,009
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	138,073	210,017	175,102	$ 163,244
Minimum cash requirement	$ 20,000
Minimum cash requirement percentage	5.00%
Cash and cash equivalents covenanted to be retained	$ 61,300	$ 69,500	$ 59,800
Recourse Debt
Restricted Cash and Cash Equivalents Items [Line Items]
Minimum cash requirement	$ 20,000
Minimum cash requirement percentage	5.00%